Other Operating (Expenses) Revenues, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Expenses, Net Table [Abstract]
Schedule of Other Operating Revenue and Expenses

Other operating revenue and expenses correspond to the effects of significant or unusual events during the fiscal year not classified into the definition of other items of the statement of operations.

	For the year ended December 31,
	2024	2023	2022

Result with property, plant and equipment and leases	(12)	55	(34)
Revenues (expenses) related to legal proceedings	1	(1)	(19)
Restructuring expenses and others	(10)	(5)	(33)
Indemnity assets	-	-	14
	(21)	49	(72)